Financial Risk Management - Market Risk - Interest rate risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
200 basis point increase
Financial Risk Management
Liability for incurred claims, net of reinsurance	$ 30,794.9	$ 28,081.6
Hypothetical change in net earnings	1,324.2	1,278.6
100 basis point increase
Financial Risk Management
Liability for incurred claims, net of reinsurance	31,594.1	28,862.7
Hypothetical change in net earnings	686.2	655.3
No change
Financial Risk Management
Liability for incurred claims, net of reinsurance	32,453.7	29,688.4
100 basis point decrease
Financial Risk Management
Liability for incurred claims, net of reinsurance	33,381.8	30,625.0
Hypothetical change in net earnings	(741.0)	(751.5)
200 basis point decrease
Financial Risk Management
Liability for incurred claims, net of reinsurance	34,387.9	31,627.3
Hypothetical change in net earnings	(1,544.4)	(1,551.7)
Interest rate risk
Financial Risk Management
Fixed income securities	38,200.0	37,400.0
Liability for incurred claims, net of reinsurance	32,453.7	29,688.4
Interest rate risk | Forward contracts to sell long-dated U.S. treasury bonds
Financial Risk Management
Notional amount		292.8
Interest rate risk | Forward contracts to buy long-dated U.S. treasury bonds
Financial Risk Management
Notional amount	$ 1,330.2	0.0
Term of contracts	6 months
Interest rate risk | U.S. treasury bond forward contracts
Financial Risk Management
Notional amount	$ 1,330.2	0.0
Interest rate risk | Interest rate swaps
Financial Risk Management
Notional amount	1,900.0	1,900.0
Interest rate risk | 200 basis point increase
Financial Risk Management
Fair value of fixed income portfolio	35,484.7	35,043.3
Hypothetical change in net earnings	$ (2,209.6)	$ (1,934.7)
Hypothetical % change in fair value	(7.20%)	(6.40%)
Interest rate risk | 100 basis point increase
Financial Risk Management
Fair value of fixed income portfolio	$ 36,801.1	$ 36,212.0
Hypothetical change in net earnings	$ (1,152.1)	$ (991.9)
Hypothetical % change in fair value	(3.80%)	(3.30%)
Interest rate risk | No change
Financial Risk Management
Fair value of fixed income portfolio	$ 38,235.5	$ 37,441.0
Interest rate risk | 100 basis point decrease
Financial Risk Management
Fair value of fixed income portfolio	39,791.1	38,803.0
Hypothetical change in net earnings	$ 1,250.2	$ 1,098.1
Hypothetical % change in fair value	4.10%	3.60%
Interest rate risk | 200 basis point decrease
Financial Risk Management
Fair value of fixed income portfolio	$ 41,539.4	$ 40,274.9
Hypothetical change in net earnings	$ 2,654.3	$ 2,284.7
Hypothetical % change in fair value	8.60%	7.60%
Equity price risk | Interest rate swaps
Financial Risk Management
Notional amount	$ 1,900.0